Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Percent
Company's statutory tax rate	26.50%	26.50%
Non-deductible share-based compensation expense	(3.60%)	(4.20%)
Other non-deductible and tax exempt items	1.30%	(2.80%)
Change in unrecognized deferred tax assets	(7.20%)	(10.60%)
Other	(0.70%)	2.70%
Total average effective tax rate	16.30%	11.60%
Amount
Loss before income taxes	$ (18,575)	$ (19,620)
Company's statutory tax rate	(4,922)	(5,199)
Non-deductible share-based compensation expense	663	815
Other non-deductible and tax exempt items	(238)	549
Change in unrecognized deferred tax assets	1,340	2,076
Other	130	(523)
Total tax expense (income)	$ (3,027)	$ (2,282)